Segmented information	12 Months Ended
Mar. 25, 2023
Segment Reporting [Abstract]
Segmented information
13.	Segmented information:
The Company has two reportable segments Retail and Other. As of March 25, 2023, Retail operated 21 stores across Canada under the Maison Birks brand, one retail location in Calgary under the Brinkhaus brand, two retail locations in Vancouver under the Graff and Patek Philippe brands, and one retail location in Laval under the Breitling brand. During fiscal 2023, the Company closed two stores (three stores in fiscal 2022) operating under the Maison Birks banner and did not open any new stores. Other consists primarily of our e-commerce business, wholesale business and gold exchange program. The two reportable segments are managed and evaluated separately based on unadjusted gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments for the years ended March 25, 2023, March 26, 2022, and March 27, 2021, respectively, is set forth below:

	Retail			Other			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	(In thousands)
Sales to external customers	$153,428	$167,819	$130,758	$9,522	$13,523	$12,310	$162,950	$181,342	$143,068
Inter-segment sales	—	—	—	493	574	681	493	574	681
Unadjusted Gross profit	67,184	72,061	51,029	6,961	6,961	5,989	71,924	79,022	57,018
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 25, 2023, March 26, 2022, and March 27, 2021:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022	March 27, 2021
	(In thousands)
Unadjusted gross profit	$71,924	$79,022	$57,018
Inventory provisions	(849)	(383)	(736)
Other unallocated costs	(3,153)	(2,445)	38
Adjustment of intercompany profit	38	26	30

Gross profit	$67,960	$76,220	$56,350

Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
				(In thousands)
Jewelry and other	$77,611	$78,586	$55,743	$8,187	$11,936	$11,553	$85,798	$90,522	$67,296
Timepieces	75,817	89,233	75,015	1,135	1,587	757	77,152	90,820	75,772

	$153,428	$167,819	$130,758	$9,522	$13,523	$12,310	$162,950	$181,342	$143,068